Note 22 - Changes in Equity - Diluted Earnings (Details) - shares shares in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Weighted average number of shares at December 31 (i) (in shares)	[1]	15,736.9	15,733.1	15,727.5
Effect of shares options (in shares)		120.5	134.5	141.5
Weighted average number of shares (diluted) at December 31 (in shares)		15,857.4	15,867.6	15,869.0

[1]	Not including treasury shares.